Income taxes (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense Income [Line Items]
Current	$ 1,400
Income tax expense / (benefit)	1,206	$ 1,844	$ 1,903
Swiss
Major Components Of Tax Expense Income [Line Items]
Current	810	664	614
Deferred	39	(22)	26
Income tax expense / (benefit)	849	642	640
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current	618	689	857
Deferred	(262)	513	406
Income tax expense / (benefit)	$ 356	$ 1,202	$ 1,263